Financial instruments - Schedule of financial assets and liabilities measured at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Valuation techniques based on observable market input (Level 2)
Disclosure of detailed information about financial instruments [line items]
Derivative assets	$ 703	$ 748	$ 820
Derivative liabilities	(440)	(556)	(663)
Financial assets/(liabilities)	263	192	157
Valuation techniques based on unobservable market input (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets/(liabilities)	(318)	(416)	(482)
Financial assets - other	281	249	208
Financial liabilities - other	$ (599)	$ (665)	$ (690)